Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases
Operating lease cost	$ 815
Cash paid for amounts included in the measurement of lease liabilities	787
Operating cash flows from operating leases	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 370
Weighted-average remaining lease term - operating leases	8 years 5 months 12 days
Weighted-average discount rate - operating leases	2.73%